Income Tax (Details) ¥ in Millions, $ in Millions			6 Months Ended		12 Months Ended
	Jan. 01, 2022	Sep. 30, 2018	Dec. 31, 2022 HKD ($)	Dec. 31, 2021	Dec. 31, 2022	Jun. 30, 2022 USD ($)	Dec. 31, 2021	Jun. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Jun. 30, 2022 HKD ($)
Income Tax (Details) [Line Items]
Statutory income tax rate						25.00%		25.00%		25.00%
Enterprise income tax years						2 years
Reduction percentage						50.00%
Subsequent year						3 years
Preferential tax rate						15.00%
New technology enterprise certificate effective for a period						3 years
Amount of taxable income not exceeding value (in Yuan Renminbi) | ¥									¥ 1		¥ 1
Preferential tax rate					2.50%		2.50%		5.00%		5.00%
Accrued valuation allowance (in Dollars)						$ 8,430,810		$ 919,935		$ 227,150
PRC tax years						5 years
Tax rate (in Dollars)			$ 2
Profits (in Dollars)			$ 2
Assessable profits rate			8.25%
Corporations rate			16.50%		16.50%
Unified tax rate			25.00%
Reduction percentage			50.00%
Preferential tax rate			15.00%
Research and development expenses rate		175.00%
Income tax for dividends			10.00%		10.00%
Withholding tax rate			5.00%
Effective Income Tax Rate Reconciliation, Tax Settlement, Percent			0.10%	1.40%
Statutory income tax rate			25.00%	25.00%
Baijiayun Information Technology Co., Ltd and Baijia Cloud Technology Co., Ltd [Member]
Income Tax (Details) [Line Items]
Enterprise income tax years						2 years
Reduction percentage	50.00%					50.00%
Subsequent year						3 years
Preferential tax rate									5.00%
Nanjing Baijia Cloud Technology Co., Ltd [Member]
Income Tax (Details) [Line Items]
Reduction percentage						50.00%
Preferential tax rate									5.00%		5.00%
Wuhan Baijia Cloud Technology Co., Ltd [Member]
Income Tax (Details) [Line Items]
Preferential tax rate						15.00%
Wuhan BaiJiaShiLian Technology Co., Ltd [Member]
Income Tax (Details) [Line Items]
Preferential tax rate						15.00%
Beijing Deran Technology Co., Ltd [Member]
Income Tax (Details) [Line Items]
Preferential tax rate						15.00%
Guizhou Baijiayun Haoyu Xingchen Xian Baijiayun Henan Baijiayun And Baijiayun Wfoe [Member]
Income Tax (Details) [Line Items]
Preferential tax rate							2.50%
Guizhou BaiJiaYun , Haoyu Xingchen, BaiJiaYun WFOE, Nanning Baishilian, Shanghai Baishilian, Guangxi Weifang [Member]
Income Tax (Details) [Line Items]
Preferential tax rate					2.50%
HONG KONG
Income Tax (Details) [Line Items]
Withholding tax rate						5.00%
HONG KONG | Assessable Profits On The First HK$2 Million [Member]
Income Tax (Details) [Line Items]
Assessable profits (in Dollars)												$ 2
Statutory income tax rate						8.25%
HONG KONG | Assessable Profits In Excess of HK$2 Million [Member]
Income Tax (Details) [Line Items]
Assessable profits (in Dollars)												$ 2
Statutory income tax rate						16.50%
PRC [Member]
Income Tax (Details) [Line Items]
Statutory income tax rate						25.00%
Research and development expenses percentage		175.00%
Withholding tax rate						10.00%
Software Enterprise [Member]
Income Tax (Details) [Line Items]
Reduction percentage			50.00%
High and New Technology Enterprise [Member]
Income Tax (Details) [Line Items]
Preferential tax rate						15.00%
BaiJiaYun VIE [Member]
Income Tax (Details) [Line Items]
Reduction percentage			50.00%
Preferential tax rate			15.00%
NanjingBaiJiaYun [Member]
Income Tax (Details) [Line Items]
Reduction percentage			50.00%
New Technology Enterprise [Member]
Income Tax (Details) [Line Items]
Preferential tax rate			15.00%
Beijing Deran [Member]
Income Tax (Details) [Line Items]
Preferential tax rate			15.00%
Guizhou BaiJiaYun [Member]
Income Tax (Details) [Line Items]
Preferential tax rate							2.50%
Haoyu Xingchen [Member]
Income Tax (Details) [Line Items]
Preferential tax rate					2.50%